LEASES - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Right-of-Use Assets [Roll Forward]
Beginning balance	$ 101,932
Additions	6,703
Impairment	970
Exchange realignment	2,346
Depreciation of right-of-use assets	(2,787)
Ending balance	$ 107,224